Equity	12 Months Ended
Dec. 31, 2014
Equity
Equity

16. Equity

Market Auction Preferred Stock

Predecessor

        The MAPS have a liquidation value of $100,000 per share and are not convertible. The dividend rate, other than the initial rate, for each dividend period for each series is to be reset approximately every seven weeks (49 days) on the basis of orders placed in an auction, provided such auctions are able to occur. At December 31, 2013, the dividend rate for Series A MAPS was 0.193% and the dividend rate for Series B MAPS was 0.223%. During 2012, there was no ability to conduct such auctions. Therefore, the MAPS certificates of determination dictate that a "maximum applicable rate" (as calculated on each auction date pursuant to the certificates of determination) be paid on the MAPS.

Paid-in Capital

Successor

        During the period beginning February 5, 2014 and ending December 31, 2014, we recorded $14.9 million in stock compensation for AerCap share-based awards, as a capital contribution in Paid-in-capital.

Predecessor

        During the period beginning January 1, 2014 and ending May 13, 2014, we recorded an increase of $0.3 million, net of tax of $0.2 million in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $0.2 million for adjustments to state taxes payable.

        AIG did not pay any expenses on our behalf during the period beginning January 1, 2014 and ending May 13, 2014. Predecessor recorded approximately $10.1 million and $2.6 million in Paid-in capital for the years ended December 31, 2013 and 2012, respectively, for compensation, legal fees and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        In addition, in 2012 Predecessor received one corporate aircraft from AIG and recorded $16.7 million, net of taxes of $9.2 million, as a capital contribution in Paid-in capital to reflect the transaction.

Accumulated Other Comprehensive (Loss) Income

Successor

        The balance in Accumulated other comprehensive loss as of the Closing Date was eliminated when we applied the acquisition method of accounting.

        Subsequent to the AerCap Transaction we sold all available-for-sale securities and our interest rate swaps no longer qualify for hedge accounting. As a result, at December 31, 2014, there is no remaining balance in AOCI.

Predecessor

        Predecessor Accumulated other comprehensive loss consisted of changes in fair value of derivative instruments that qualified as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale". The fair value of derivatives is based upon a model that employes current interest and volatility rates as well as other observable inputs, as applicable. The fair value of marketable securities was determined using quoted prices.

        The following table presents a rollforward of Accumulated other comprehensive loss for the Predecessor period beginning January 1, 2014 and ending May 13, 2014 and for the years ended December 31, 2013 and 2012:

	Predecessor
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for-sale securities	Total
Balance at December 31, 2011	$(19,763)	$126	$(19,637)
Other comprehensive income before reclassifications	9,208	486	9,694
Amounts reclassified from AOCI	1,212	—	1,212
Income tax effect	(3,588)	(172)	(3,760)

Net increase in other comprehensive income	6,832	314	7,146

Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive income before reclassifications	11,265	391	11,656
Amounts reclassified from AOCI	1,183	—	1,183
Income tax effect	(4,394)	(138)	(4,532)

Net increase in other comprehensive income	8,054	253	8,307

Balance at December 31, 2013	(4,877)	$693	(4,184)
Other comprehensive income before reclassifications	2,740	886	3,626
Amounts reclassified from AOCI	428	—	428
Income tax effect	(1,118)	(313)	(1,431)

Net increase in other comprehensive income	2,050	573	2,623

Balance at May 13, 2014	$(2,827)	$1,266	$(1,561)

        The following tables present the classification and amount of reclassifications from AOCI to the Consolidated Statements of Operations for the following Predecessor periods:

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014			Consolidated Statements of Operations Classification
(Dollars in thousands)		2013	2012
Cash flow hedges:
Interest rate swap agreements	$(12)	$(53)	$(82)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(416)	(1,130)	(1,130)	Other expenses

	(428)	(1,183)	(1,212)
Available-for-sale securities:
Realized gains and losses on available-for-sale securities	—	—	—	Selling, general and administrative

	—	—	—

Total reclassifications	$(428)	$(1,183)	$(1,212)

Retained Earnings

Predecessor

        On May 13, 2014, Predecessor paid a special distribution of $600.0 million, which it was required to pay to AIG prior to the completion of the AerCap Transaction, in accordance with the Share Purchase Agreement. The special distribution was recorded in Retained earnings as a dividend. An additional $1.4 million was recorded in Retained earnings as a dividend, when Predecessor paid a fee to satisfy a statutory law requirement on behalf of AIG. Additionally, Predecessor recorded a decrease in Retained earnings of $5.3 million, net of tax of $2.9 million, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG. Predecessor recorded an increase to Retained earnings of $9.6 million for a receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement.

        Predecessor recorded the following as dividends charged to Retained Earnings for the following years: $0.9 million in 2013 when we transferred AIG stock to AIG and $25.4 million, net of taxes of $11.9 million in 2012, when we transferred two corporate aircraft to AIG.